Stockholder Notes (Details) - USD ($)	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Short-term Debt [Line Items]
Stockholder notes	$ 9,700,000	$ 16,214,196	$ 10,624,784
Stockholder notes, excluding current portion		2,000,000
Series A repurchase notes
Short-term Debt [Line Items]
Stockholder notes		800,534	$ 3,014,534
Parilis Series A repurchase notes
Short-term Debt [Line Items]
Stockholder notes		2,275,818
Restricted stock repurchase notes
Short-term Debt [Line Items]
Stockholder notes		1,097,750	$ 1,097,750
Common stock repurchase note
Short-term Debt [Line Items]
Stockholder notes		2,812,500	$ 2,812,500
Convertible note
Short-term Debt [Line Items]
Stockholder notes		2,000,000
Working capital notes
Short-term Debt [Line Items]
Stockholder notes		$ 7,227,594	$ 3,700,000